Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended				120 Months Ended	161 Months Ended	490 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[2]	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)			1.90%	[1]	2.01%
Bloomberg 65% High-Grade/35% High-Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.62%	1.29%			3.32%	[1]	3.06%
Lipper High Yield Municipal Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	2.59%	1.04%	3.05%				2.84%
T. Rowe Price Tax-Free High Yield Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.98%	1.57%					2.92%
Performance Inception Date									Mar. 01, 1985
T. Rowe Price Tax-Free High Yield Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.98%	1.56%					2.91%
T. Rowe Price Tax-Free High Yield Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.03%	2.01%					3.08%
T. Rowe Price Tax-Free High Yield Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	4.12%	1.70%			3.22%
Performance Inception Date					Nov. 29, 2016
T. Rowe Price Tax-Free High Yield Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.60%	1.25%					2.65%
Performance Inception Date								Aug. 08, 2012

[1]	Return since 11/29/16.
[2]	Return since 11/30/16.